PRUDENTIAL INVESTMENT PORTFOLIOS 16

655 Broad Street, 17th Floor
Newark, New Jersey 07102

February 22, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re:	497(j) Filing for PRUDENTIAL INVESTMENT PORTFOLIOS 16 Registration Numbers 33-60561 and 811-08915

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 15, 2022.

Thank you for your attention to this filing.  Please direct any questions regarding this filing to the undersigned at (973) 716-6422..

Sincerely,

s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel